Cover Document	Apr. 02, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Apr. 02, 2020
Entity File Number	0-23354
Entity Registrant Name	FLEX LTD.
Entity Central Index Key	0000866374
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	U0
Entity Address, Address Line One	2 Changi South Lane
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	486123
City Area Code	65
Local Phone Number	6876-9899
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, No Par Value
Trading Symbol	FLEX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	Resignation date was determined